Acquisitions and disposals- Divestures (Details) £ in Millions, $ in Millions				3 Months Ended		6 Months Ended
	May 10, 2022 USD ($)	Feb. 10, 2022 GBP (£)	Feb. 10, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021	Jun. 30, 2022 USD ($)
Equinor Energy Ireland Limited [Member] | Joint Operations [member]
Divestments [table]
Proportion of voting rights held in joint operation					36.50%
Vermilion [Member] | Joint Operations [member]
Divestments [table]
Proportion of voting rights held in joint operation					20.00%
Nephin Energy [Member] | Joint Operations [member]
Divestments [table]
Proportion of voting rights held in joint operation					43.50%
Martin Linge [Member]
Divestments [table]
Proportion of voting rights held in joint operation	51.00%
Dogger Bank C Project [member]
Divestments [table]
Ownership interest in joint venture		40.00%	40.00%
Dogger Bank C Project [member] | REN (member)
Divestments [table]
Proportion of ownership interest divested		10.00%	10.00%
Proceeds from divesture/sale		£ 68.0	$ 91
Gain (loss ) on disposal of assets or discontinued operations		£ 65.0	$ 87
Investments in Russia [member] | E&P International [member]
Divestments [table]
Impairment loss recognised in profit or loss				$ 1,083
Investments in Russia [member] | E&P International [member] | Property, plant and equipment [member]
Divestments [table]
Impairment loss recognised in profit or loss				251
Investments in Russia [member] | E&P International [member] | Investments accounted for using equity method [member]
Divestments [table]
Impairment loss recognised in profit or loss				$ 832
Greater Ekofisk Area [member]
Divestments [table]
Proceeds from divesture/sale	$ 1,000
Greater Ekofisk Area [member] | Martin Linge [Member]
Divestments [table]
Proportion of ownership interest divested	19.00%
Greater Ekofisk Area [member] | Norpipe Oil AS [Member]
Divestments [table]
Proportion of ownership interest divested	18.50%
Corrib Gas Project In Ireland [member]
Divestments [table]
Proportion of ownership interest divested					100.00%
Proceeds from divesture/sale						$ 434